Related Party Transactions (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Topsheen Shipping Singapore Pte. Ltd. [Member]
Related Party Transactions [Line Items]
Long-term loan	$ 2,908,945	$ 4,505,274